Unaudited Condensed Consolidated Statement of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Assets
Property, plant, and equipment	£ 182,631	£ 85,934
Intangible assets	155,037	26,660
Trade and other receivables	8,865	7,511
Non-current assets	346,533	120,105
Inventory	127,322	114,694
Trade and other receivables	38,773	29,358
Cash and cash equivalents	60,347	243,524
Current assets	226,442	387,576
Total assets	572,975	507,681
Liabilities
Trade and other payables	76,569	35,569
Loans and borrowings	130,803	94,617
Warrants	6,648
Provisions
Current liabilities	214,020	130,186
Loans and borrowings	48,478	43,634
Provisions	4,163	3,363
Non-current liabilities	52,641	46,997
Total liabilities	266,661	177,183
Net assets	306,314	330,498
Equity
Share capital
Share premium	266,120	266,120
Merger reserve	246,598	181,250
Retained earnings	(206,480)	(116,872)
Foreign currency translation reserve	76
Total equity	£ 306,314	£ 330,498